Other Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Assets, Net [Abstract]
Other Assets
Other assets, net consisted
 of the following as of March
31
,
2021
 and December
31
,
2020
:

	March 31, 2021	December 31, 2020
Investment in unconsolidated entity	$45,749,000	$46,653,000
Deferred rent receivables	13,333,000	12,395,000
Prepaid expenses, deposits and other assets	9,923,000	9,028,000
Lease commissions, net of accumulated amortization of $520,000 and $426,000 as of March 31, 2021 and December 31, 2020, respectively	2,583,000	2,399,000
Deferred financing costs, net of accumulated amortization of $3,867,000 and $3,397,000 as of March 31, 2021 and December 31, 2020, respectively(1)	1,254,000	1,724,000

Total	$72,842,000	$72,199,000

(1)
Deferred financing costs only include costs related to our line of credit and term loans. Amortization expense on deferred financing costs of our line of credit and term loans for the three months ended March 31, 2021 and 2020 was $470,000 and $469,000, respectively, which is recorded to interest expense in our accompanying condensed consolidated statements of operations. See Note 7, Line of Credit and Term Loans, for a further discussion.

Other assets, net consisted
 of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Investment in unconsolidated entity	$46,653,000	$47,016,000
Deferred rent receivables	12,395,000	8,018,000
Prepaid expenses, deposits and other assets	9,028,000	2,380,000
Lease commissions, net of accumulated amortization of $426,000 and $174,000 as of December 31, 2020 and 2019, respectively	2,399,000	1,623,000
Deferred financing costs, net of accumulated amortization of $3,397,000 and $1,517,000 as of December 31, 2020 and 2019, respectively(1)	1,724,000	3,583,000

Total	$72,199,000	$62,620,000

(1)
Deferred financing costs only include costs related to our line of credit and term loans. Amortization expense on deferred financing costs of our line of credit and term loans for the years ended December 31, 2020, 2019 and 2018 was $1,880,000, $2,028,000 and $1,000,000, respectively, which is recorded to interest expense in our accompanying consolidated statements of operations. See Note 7, Line of Credit and Term Loans, for a further discussion.

Summarized Financial Information of Unconsolidated Entities
The following is summarized financial information of Trilogy:

	March 31, 2021	December 31, 2020
Balance Sheet Data:
Total assets	$1,880,167,000	$1,882,584,000
Total liabilities	$1,341,551,000	$1,329,832,000

	Three Months Ended March 31,
	2021	2020
Statements of Operations Data:
Revenues	$233,227,000	$267,795,000
Grant income	8,229,000	—
Expenses	255,094,000	261,437,000

Net (loss) income	$(13,638,000)	$6,358,000